Note 22 - Assets and Liabilities under reinsurance and insurance contracts	6 Months Ended
Jun. 30, 2019
Assets and Liabilities Under reinsurance and insurance contracts
Assets and Liabilities Under Reinsurance and Insurance Contracts

22. Assets and Liabilities under insurance and reinsurance contracts

The heading “Assets under reinsurance and insurance contracts” in the accompanying consolidated balance sheets includes the amounts that the consolidated insurance entities are entitled to receive under the reinsurance contracts entered into by them with third parties and, more specifically, the share of the reinsurer in the technical provisions recognized by the consolidated insurance subsidiaries. As of June 30, 2019 and December 31, 2018, the balance under this heading amounted to €371 million and €366 million, respectively.

The breakdown of the balance under the heading “Liabilities under reinsurance and insurance contracts” is as follows:

Technical reserves (Millions of Euros)
	June 2019	December 2018
Mathematical reserves	9.224	8.504
Provision for unpaid claims reported	656	662
Provisions for unexpired risks and other provisions	754	668
Total	10.634	9.834